Summary of Significant Accounting Policies - Concentration of Credit Risk, Customers, Income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Penalties and interest accrued	$ 0	$ 0
Credit concentration
Concentration Risk [Line Items]
Term of previously protected window	3 years
Net accounts receivable | Credit concentration | Patient payor
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Net revenue | Customer concentration | Government payor
Concentration Risk [Line Items]
Concentration risk percentage	32.00%	37.00%